INVESTMENTS IN REHABILITATION AND OTHER FUNDS	12 Months Ended
Jun. 30, 2023
Miscellaneous non-current assets [abstract]
INVESTMENTS IN REHABILITATION AND OTHER FUNDS	INVESTMENTS IN REHABILITATION AND OTHER FUNDS

ACCOUNTING POLICIES
Cash and cash equivalents in environmental rehabilitation trusts
Cash and cash equivalents included in environmental rehabilitation trusts comprise low-risk, interest-bearing cash and cash equivalents and are non-derivative financial assets categorised as financial assets measured at amortised cost.
Cash and cash equivalents are initially measured at fair value. Subsequent to initial recognition, cash and cash equivalents are measured at amortised cost, which is equivalent to their fair value.
The cash and cash equivalents in environmental rehabilitation trusts are for the sole use of material future environmental rehabilitation payments and are therefore included in non-current assets.
Reimbursive right for environmental rehabilitation guarantees (“old environmental rehabilitation policy”)
Funds held in the cell captive that secure the environmental rehabilitation guarantees issued are recognised as a right to receive a reimbursement and are measured at the lower of the amount of the consolidated environmental rehabilitation liability recognised and the consolidated fair value of the fund assets.
Changes in the carrying value of the fund assets, other than those resulting from contributions and payments, are recognised in finance income. The funds held in the cell captive under the old environmental rehabilitation policy are for the sole use of material future environmental rehabilitation payments and are therefore included in non-current assets.

Investments in Guardrisk Cell Captive
Funds invested in the Guardrisk Cell Captive, held within Guardrisk Insurance Company Limited (“GICL”) or “Guardrisk” are non-derivative financial assets categorised as financial assets measured at fair value through profit and loss as the funds are invested by Guardrisk in liquid money market funds. These assets are initially measured at fair value and subsequent changes in fair value are recognised in profit or loss as they arise and included in finance income. The investments in GICL are for the sole use of environmental financial guarantees, Directors’ and Officers’ insurance and other insurance requirements.

The investment in the Guardrisk Cell Captive are for the sole use as determined in the insurance policies and are therefore included in non-current assets.

Investment in Guardrisk Cell Captive – Funding of environmental rehabilitation activities (refer note 11)
During the previous financial year the Group made a decision to change its method of providing for environmental rehabilitation from funding in a specific rehabilitation trust to financial guarantees which is an allowed method in terms of the National Environmental Management Act. A new ring-fenced policy related to the funds was concluded. In this regard, the rehabilitation trust directly transferred a total amount of R579.5 million to the new ring-fenced policy with GICL in terms of which, GICL issued rehabilitation financial guarantees. The new ring-fenced policy replaced the old environmental rehabilitation policy which lapsed in FY2022. The funds are ring-fenced for the sole objective of future rehabilitation during and at the end of the relevant life of mine. All the required approvals for the change in method and transfer of the rehabilitation trust funds were obtained from the Department of Mineral Resources and Energy (“DMRE”) and a thorough consideration of tax and legal impacts were completed prior to the funds being transferred to GICL.

Environmental rehabilitation payments to reduce the environmental rehabilitation obligations and ongoing rehabilitation expenditure are mostly funded by cash generated from operations.

GICL has guarantees in issue amounting to R951.8 million (2022: R614.0 million) to the DMRE on behalf of DRDGOLD related to the environmental obligations. The funds for environmental rehabilitation in the cell captive serve as collateral for these guarantees.
Investment in Guardrisk Cell Captive – Directors’ and Officers’ insurance
During the current year premiums were paid into the Guardrisk Cell Captive for the creation of self-insurance for the Group’s Directors and Officers.

Investment in Guardrisk Cell Captive – Other funds
These are existing funds within the cell captive which were previously part of the old environmental rehabilitation policy held for purposes of obtaining environmental rehabilitation guarantees. The policy came to an end during the financial year, but the funds remained within the cell captive for future insurance applications.
12 INVESTMENTS IN REHABILITATION AND OTHER FUNDS continued

Amounts in R million	Note	2023	2022

Cash and cash equivalents in environmental rehabilitation trust funds		—	—
Opening balance		—	564.7
Transfer to Investment in Guardrisk Cell Captive		—	(579.5)
Growth	6	—	14.8

Reimbursive right for environmental rehabilitation guarantees		—	—
Opening balance		—	87.5
Lapsing of old environmental rehabilitation policy retained in Guardrisk Cell Captive		—	(89.3)
Growth	6	—	1.8

Investment in Guardrisk Cell Captive (a)		789.7	710.8
Opening balance		710.8	—
Transfer to Guardrisk cell captive		—	668.8
Contributions		28.4	28.9
Growth	6	50.5	13.1
Investments in rehabilitation and other funds		789.7	710.8

(a) Investment in Guardrisk Cell Captive
The investment in the cell captive is allocated as follows:		789.7	710.8
Environmental rehabilitation		630.6	589.8
Directors’ and Officers’ insurance		61.3	29.5
Other funds		97.8	91.5

CREDIT RISK
The Group is exposed to credit risk on the total carrying value of the investments held in the environmental rehabilitation trust funds and the Guardrisk Cell Captive.
The Group manages its exposure to credit risk by mandating the Guardrisk Cell Captive to diversify the funds across a number of major financial institutions, as well as investing funds in low-risk, interest-bearing cash and cash equivalents.
MARKET RISK
Interest rate risk
A change of 100 basis points (bp) in interest rates at the reporting date would have increased/(decreased) equity and profit/(loss) by the amounts shown below. This analysis assumes that all other variables, in particular the balance of the funds, remain constant. The analysis excludes income tax.

Amounts in R million	2023	2022

100bp increase	7.9	7.1
100bp (decrease)	(7.9)	(7.1)

FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of investment in Guardrisk Cell Captive approximate their carrying value due to the short-term maturities of the underlying funds invested by Guardrisk.